Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities

7. Intangible Assets and Liabilities:

The Company's identified finite-lived intangible assets associated with trade names and software are being amortized over their useful lives. Trade names and software are included in "Intangible assets, net" in the accompanying consolidated balance sheets net of accumulated amortization.

						Amortization Schedule
	Balance as of December 31, 2010	Amortization for the year ended December 31, 2011	Balance as of December 31, 2011	2012	2013	2014	2015	2016 and thereafter

Trade names	$6,390	($878)	$5,512	($877)	($877)	($877)	($877)	($2,004)
Software	4,116	(566)	3,550	(566)	(566)	(566)	(566)	(1,286)

Total Intangible Assets, net	$10,506	($1,444)	$9,062	($1,443)	($1,443)	($1,443)	($1,443)	($3,290)